DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Detailed Information About Hedging Instruments
The net fair values of derivative financial instruments as of December 31, 2023 and 2022 were as follows:

	As of December 31,
	2023	2022

Contracts with positive fair value
Commodities contracts	247	—
Foreign exchange contracts	15,159	227

	15,406	227

Contracts with negative fair value
Interest rate swap contracts	—	(1)
Commodities contracts	(6,190)	(504)
Foreign exchange contracts	(2,030)	—

	(8,220)	(505)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Interest rate derivatives
	Gross amount	Income tax	Total

As of December 31, 2021	(60)	20	(40)

(Decrease) / Increase	1	(1)	—
Reclassification to income statement	59	(19)	40

As of December 31, 2022	—	—	—

(Decrease) / Increase	—	—	—
Reclassification to income statement	—	—	—

As of December 31, 2023	—	—	—
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges - Foreign exchange derivatives
	Gross amount	Income tax	Total

As of December 31, 2022	—	—	—

(Decrease) / Increase	22,721	(6,824)	15,897
Reclassification to income statement	—	—	—

As of December 31, 2023	22,721	(6,824)	15,897
The net fair values of the exchange rate derivative contracts as of December 31, 2023 and 2022 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2023	2022

EUR/$	Forward - Buy EUR	556.9 million EUR	15,159	258
COP/$	ND Forward - Sell COP	697.9 billion COP	(2,024)	227
GTQ/$	ND Forward - Sell GTQ	15.7 million GTQ	(6)	—
MXN/$	ND Forward - Sell MXN		—	(258)

			13,129	227
COP: Colombian pesos; EUR: Euros; $: US dollars; GTQ: Guatemalan quetzales; MXN: Mexican pesos.